Short-Term Loans (Details)	6 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Apr. 30, 2026 CNY (¥)	Mar. 19, 2026 USD ($)	Mar. 19, 2026 CNY (¥)	Mar. 09, 2026 USD ($)	Mar. 09, 2026 CNY (¥)	Feb. 27, 2026 USD ($)	Feb. 27, 2026 CNY (¥)	Feb. 25, 2026 USD ($)	Feb. 25, 2026 CNY (¥)	Feb. 14, 2026 USD ($)	Feb. 14, 2026 CNY (¥)	Feb. 13, 2026 USD ($)	Feb. 13, 2026 CNY (¥)	Dec. 01, 2025 USD ($)	Dec. 01, 2025 CNY (¥)	Sep. 25, 2025 USD ($)	Sep. 25, 2025 CNY (¥)	Aug. 20, 2025 USD ($)	Aug. 20, 2025 CNY (¥)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 CNY (¥)	Dec. 11, 2024 USD ($)	Dec. 11, 2024 CNY (¥)
Short-Term Loans [Line Items]
Short-term loans	$ 3,424,258		$ 1,954,007	$ 2,785,965
Interest Expense, Operating and Nonoperating	88,584	$ 84,275	159,166	151,335
Accounts receivable	14,576,412		$ 9,877,030	$ 6,188,992
Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Fixed interest rate																										5.00%	5.00%
Ningbo Bank [Member]
Short-Term Loans [Line Items]
Short-term loans	1,140,000				¥ 7,800,000
Accounts receivable	6,448,000
Xuefen Zhang [Member]
Short-Term Loans [Line Items]
Short-term loans																								$ 450,000	¥ 3,100,000
Fixed interest rate																								3.40%	3.40%
Xuefen Zhang [Member] | Chief Operating Officer [Member]
Short-Term Loans [Line Items]
Short-term loans																								$ 340,000	¥ 2,300,000
Fixed interest rate																								3.40%	3.40%
Xuefen Zhang [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Short-term loans																		$ 420,000	¥ 2,900,000
Fixed interest rate																		5.00%	5.00%
Xuefen Zhang [Member] | Bank of Communications [Member]
Short-Term Loans [Line Items]
Short-term loans														$ 220,000	¥ 1,500,000
Fixed interest rate														3.30%	3.30%
Xuefen Zhang [Member] | Previously Reported [Member]
Short-Term Loans [Line Items]
Short-term loans																								$ 440,000
Xuefen Zhang [Member] | Previously Reported [Member] | Short-Term Loan Agreement [Member] | Chief Operating Officer [Member]
Short-Term Loans [Line Items]
Short-term loans																								$ 320,000
Xuefen Zhang and Xiaozhong Lin [Member]
Short-Term Loans [Line Items]
Short-term loans																				$ 120,000	¥ 800,000	$ 230,000	¥ 1,600,000
Fixed interest rate																				3.60%	3.60%	3.40%	3.40%
Xuefen Zhang and Xiaozhong Lin [Member] | Bank of Communications [Member]
Short-Term Loans [Line Items]
Short-term loans						$ 70,000.00	¥ 500,000	$ 70,000.00	¥ 500,000	$ 150,000	¥ 1,000,000	$ 150,000	¥ 1,000,000
Fixed interest rate						3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
Xuefen Zhang and Xiaozhong Lin [Member] | Previously Reported [Member]
Short-Term Loans [Line Items]
Short-term loans																				$ 110,000		$ 220,000
Boduo Lin [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Short-term loans																		$ 220,000	¥ 1,500,000
Fixed interest rate																		5.60%	5.60%
Xiaozhong Lin [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Short-term loans																		$ 220,000	¥ 1,500,000
Fixed interest rate																		5.40%	5.40%
Xiaozhong Lin [Member] | Bank of Communications [Member]
Short-Term Loans [Line Items]
Short-term loans														$ 70,000.00	¥ 500,000
Fixed interest rate														3.30%	3.30%
Xiaozhong Lin and Xuefen Zhang [Member] | China Construction Bank Corporation [Member]
Short-Term Loans [Line Items]
Short-term loans	$ 480,000				¥ 3,300,000
Fixed interest rate	2.55%				2.55%
Shanghai Small & Medium-sized Enterprises [Member] | Zhejiang Mintai Commercial Bank Co., Ltd. [Member]
Short-Term Loans [Line Items]
Short-term loans																$ 220,000	¥ 1,500,000
Fixed interest rate																4.50%	4.50%
Shanghai Real Estate (Jiading) [Member] | Zhejiang Yiwu Rural Commercial Bank [Member] | Short-Term Loan Agreement [Member]
Short-Term Loans [Line Items]
Short-term loans																										$ 0.85	¥ 6,050,000